THE ADVISORS' INNER CIRCLE FUND

            WESTWOOD LARGECAP VALUE FUND (THE "LARGECAP VALUE FUND")
                  WESTWOOD SMALLCAP FUND (THE "SMALLCAP FUND")
        WESTWOOD INCOME OPPORTUNITY FUND (THE "INCOME OPPORTUNITY FUND")

                     SUPPLEMENT DATED JANUARY 29, 2018 TO:

     o THE LARGECAP VALUE FUND'S A CLASS SHARES SUMMARY PROSPECTUS, DATED MARCH 1, 2017, AS SUPPLEMENTED NOVEMBER 14, 2017 (THE "LARGECAP VALUE A CLASS SUMMARY PROSPECTUS");

     o THE LARGECAP VALUE FUND'S INSTITUTIONAL SHARES SUMMARY PROSPECTUS, DATED MARCH 1, 2017, AS SUPPLEMENTED NOVEMBER 14, 2017 (THE "LARGECAP VALUE INSTITUTIONAL SUMMARY PROSPECTUS");

     o THE INCOME OPPORTUNITY FUND'S A CLASS SHARES SUMMARY PROSPECTUS, DATED MARCH 1, 2017 (THE "INCOME OPPORTUNITY A CLASS SUMMARY PROSPECTUS");

     o    THE INCOME OPPORTUNITY FUND'S INSTITUTIONAL SHARES SUMMARY
          PROSPECTUS, DATED MARCH 1, 2017 (THE "INCOME OPPORTUNITY INSTITUTIONAL SUMMARY PROSPECTUS" AND, TOGETHER WITH THE INCOME OPPORTUNITY A CLASS SUMMARY PROSPECTUS, THE "INCOME OPPORTUNITY SUMMARY PROSPECTUSES");

     o THE SMALLCAP FUND'S INSTITUTIONAL SHARES SUMMARY PROSPECTUS, DATED MARCH 1, 2017, AS SUPPLEMENTED AUGUST 25, 2017 AND NOVEMBER 14, 2017 (THE "SMALLCAP INSTITUTIONAL SUMMARY PROSPECTUS" AND, TOGETHER WITH THE LARGECAP VALUE A CLASS SUMMARY PROSPECTUS, LARGECAP VALUE INSTITUTIONAL SUMMARY PROSPECTUS AND INCOME OPPORTUNITY SUMMARY PROSPECTUSES, THE "SUMMARY PROSPECTUSES");

     o THE A CLASS SHARES PROSPECTUS, DATED MARCH 1, 2017, AS SUPPLEMENTED APRIL 5, 2017, MAY 25, 2017, AUGUST 25, 2017 AND NOVEMBER 14, 2017
          (THE "A CLASS PROSPECTUS");

     o THE INSTITUTIONAL SHARES PROSPECTUS, DATED MARCH 1, 2017, AS SUPPLEMENTED APRIL 5, 2017, MAY 25, 2017, AUGUST 25, 2017, NOVEMBER 14, 2017 AND DECEMBER 6, 2017 (THE "INSTITUTIONAL PROSPECTUS," AND, TOGETHER WITH THE A CLASS PROSPECTUS, THE "PROSPECTUSES"); AND

     o THE STATEMENT OF ADDITIONAL INFORMATION, DATED MARCH 1, 2017, AS SUPPLEMENTED APRIL 5, 2017, MAY 25, 2017, AUGUST 25, 2017, NOVEMBER 14, 2017 AND DECEMBER 6, 2017 (THE "SAI").

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE SUMMARY PROSPECTUSES, PROSPECTUSES AND SAI, AND SHOULD BE READ IN CONJUNCTION WITH THE SUMMARY PROSPECTUSES, PROSPECTUSES AND SAI.

MS. LISA DONG, CFA, NO LONGER SERVES AS A PORTFOLIO MANAGER OF THE LARGECAP VALUE FUND OR SMALLCAP FUND, AND MR. DANIEL J. BARNES, CFA, NOW SERVES AS A PORTFOLIO MANAGER OF THE INCOME OPPORTUNITY FUND.

ACCORDINGLY, THE SUMMARY PROSPECTUSES, PROSPECTUSES AND SAI ARE HEREBY AMENDED AND SUPPLEMENTED AS FOLLOWS:

1.   All references to Ms. Dong are hereby deleted.

2. The "Portfolio Managers" sections of the Income Opportunity Summary Prospectuses, and the corresponding sections of the Prospectuses are hereby deleted and replaced with the following:

PORTFOLIO MANAGERS

Mr. Daniel J. Barnes, CFA, Vice President, Global Analyst, has managed the Fund since 2018.

Mr. Mark R. Freeman, CFA, Chief Investment Officer, has managed the Fund since its inception in 2005.

Mr. Todd L. Williams, CFA, Senior Vice President, Senior Research Analyst, has managed the Fund since its inception in 2005.

3. The following disclosure is hereby added to the "Portfolio Managers" section of the A Class Prospectus:

Mr. Daniel J. Barnes, CFA, has served as Vice President and Global Analyst for the Adviser since December 2014. Prior to joining the Adviser, Mr. Barnes was a Senior Credit Analyst at Coronation Global Investments where he managed an investment grade and high yield bond portfolio from 2013 to 2014. Additionally, he served as a Capital Structure Research Analyst at Imperial Capital from 2011 to 2013 and as a Senior European Investment Analyst at Coronation Capital from 2005 to 2009. Mr. Barnes has served on the portfolio team for the Westwood Income Opportunity Fund since 2018. He participates in the investment decision process. He has authority to direct trading activity for the Fund and is also responsible for representing the Fund to investors. Mr. Barnes has more than 13 years of investment experience.

4. The disclosure relating to Mr. Barnes in the "Portfolio Managers" section of the Institutional Prospectus is hereby deleted and replaced with the following:

Mr. Daniel J. Barnes, CFA, has served as Vice President and Global Analyst for the Adviser since December 2014. Prior to joining the Adviser, Mr. Barnes was a Senior Credit Analyst at Coronation Global Investments where he managed an investment grade and high yield bond portfolio from 2013 to 2014. Additionally, he served as a Capital Structure Research Analyst at Imperial Capital from 2011 to 2013 and as a Senior European Investment Analyst at Coronation Capital from 2005 to 2009. Mr. Barnes has served on the portfolio team for the Westwood Worldwide Income Opportunity Fund since its inception in 2015, the portfolio team for the Westwood Low Volatility Equity Fund since 2016, and the portfolio team for the Westwood Income Opportunity Fund since 2018. He participates in the investment decision process. He has authority to direct trading activity for the Funds and is also responsible for representing the Funds to investors. Mr. Barnes has more than 13 years of investment experience.


              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                                                                 WHG-SK-049-0100